Bankruptcy Settlement - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 21, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Lease rental income		$ 510,466	$ 504,225	$ 468,732
Gain on sale of containers, net		$ 3,454	$ 13,469	$ 27,340
Bankruptcy proceedings with Korean lessee, claims settlement
Financing Receivable, Allowance for Credit Losses [Line Items]
Sales proceeds of rights to stock and notes payable received as claims settlement	$ 9,926
Bad debt recovery	4,958
Lease rental income	2,620
Gain on sale of containers, net	277
Bankruptcy proceedings with Korean lessee, claims settlement | Owned fleet
Financing Receivable, Allowance for Credit Losses [Line Items]
Sales proceeds of rights to stock and notes payable received as claims settlement	$ 7,855